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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: MARCH 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         GREENVILLE CAPITAL MANAGEMENT
                 -------------------------------
   Address:      P.O. BOX 220
                 -------------------------------
                 100 S. ROCKLAND FALLS RD
                 -------------------------------
                 ROCKLAND DELAWARE 19732
                 -------------------------------

Form 13F File Number: 28-3476
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JEFF RUGEN
         -------------------------------
Title:   HEAD TRADER
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Jeff Rugen                 ROCKLAND, DE        5/8/06
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               --
                                        --------------------

Form 13F Information Table Entry Total:          58
                                        --------------------

Form 13F Information Table Value Total: $        168,868,908
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                          GREENVILLE CAPITAL MANAGEMENT
                  13F REPORT FOR THE MONTH ENDED MARCH 31, 2006

COMMON STOCK                              CLASS     CUSIP       VALUE      QUANTITY   DISCRETION
----------------------------------------  ------  ---------  -----------  ----------  ----------
AIRTRAN HOLDINGS, INC.                    COMMON  00949P108    2,111,083    116,570       X
ALLION HEALTHCARE, INC                    COMMON  019615103    2,250,160    165,941       X
AMERISAFE, INC                            COMMON  03071H100    2,129,400    177,450       X
AMERICAN SAFETY INSURANCE                 COMMON  G02995101    1,615,189     96,660       X
ARGONAUT GROUP, INC.                      COMMON  040157109    4,440,693    124,914       X
BUILD-A-BEAR WORKSHOP                     COMMON  120076104    2,048,186     66,825       X
BUILDERS FIRSTSOURCE, INC.                COMMON  12008R107    4,008,088    176,490       X
CELADON GROUP, INC                        COMMON  150838100    5,063,748    231,327       X
COHERENT, INC.                            COMMON  192479103    3,713,444    105,766       X
COMSTOCK HOME BUILDING CO, INC            COMMON  205684103    1,475,891    134,050       X
CONN'S, INC.                              COMMON  208242107    5,079,250    148,690       X
CONNETICS CORPORATION                     COMMON  208192104    3,788,849    223,795       X
COSI, INC.                                COMMON  22122P101    3,148,261    286,466       X
CYBERSOURCE, CORP                         COMMON  23251J106    4,736,550    424,422       X
DEALERTRACK HOLDINGS, INC                 COMMON  242309102    1,595,906     74,890       X
DYCOM INDUSTRIES, INC                     COMMON  267475101    1,372,325     64,580       X
EQUITY INNS                               COMMON  294703103    3,171,393    195,765       X
ESCOTECHNOLOGIES, INC.                    COMMON  296315104    3,290,528     64,966       X
ESSEX CORP.                               COMMON  296744105    3,675,799    166,930       X
EXCEL TECH, INC.                          COMMON  30067T103    3,475,839    117,945       X
HMS HOLDINGS CORPORATION                  COMMON  40425J101    1,920,844    219,525       X
HARBIN ELECTRIC                           COMMON  41145W109    2,037,513    177,175       X
HEADWATERS INC.                           COMMON  42210P102    3,529,373     88,700       X
HERCULES OFFSHORE, INC.                   COMMON  427093109    2,001,828     58,860       X
HOLLYWOOD MEDIA CORP.                     COMMON  436233100    1,721,144    354,875       X
HYPERCOM CORPORATION                      COMMON  44913M105    2,655,987    285,590       X
I.D. SYSTEMS, INC                         COMMON  449489103    4,084,625    163,385       X
IXYS CORPORATION                          COMMON   4600W106    2,551,635    276,750       X
INTERNATIONAL DISPLAY WORKS, INC.         COMMON  459412102    1,886,059    287,948       X
JLG INDUSTRIES, INC.                      COMMON  466210101    3,853,153    125,143       X
LTX CORP.                                 COMMON  502392103    2,421,052    448,343       X
MICROS SYSTEMS, INC.                      COMMON  594901100    2,991,832     64,941       X
MAPINFO CORP.                             COMMON  565105103    1,720,184    122,695       X
MARTEN TRANSPORT, LTD.                    COMMON  573075108    4,178,591    230,989       X
MATRIXX INITIATIVES, INC.                 COMMON  57685L105    2,343,491    100,579       X
MCCORMICK & SCHMICK'S SEAFOOD RESTAURANT  COMMON  579793100    1,717,442     67,430       X
MERIT MEDICAL SYSTEMS                     COMMON  589889104    2,009,897    167,352       X
NMS COMMUNICATIONS CORPORATION            COMMON  629248105      912,563    243,350       X
NAVARRE CORPORATION                       COMMON  639208107    1,272,907    296,715       X
OMNIVISION TECHNOLOGIES, INC.             COMMON  682128103    6,269,520    207,600       X
ORANGE 21 INC.                            COMMON  685317109    1,273,501    286,180       X
ORKIT COMMUNICATIONS, LTD.                COMMON  M7531S206    2,352,190    107,015       X
PAR TECH CORP                             COMMON  698884103    2,633,503    148,450       X
PERFICIENT INC.                           COMMON  71375U101    2,396,130    206,385       X
POWER-ONE, INC.                           COMMON  739308104    4,007,340    556,575       X
PRESSTEK, INC                             COMMON  741113104    4,113,473    345,670       X
PROVIDENCE SERVICE CORPORATION            COMMON  743815102    5,189,379    159,575       X
RUBIO'S FRESH MEXICAN GRILL               COMMON  78116B102    1,646,486    173,680       X
RUDOLPH TECHNOLOGY CORPORATION            COMMON  781270103    1,065,318     62,482       X
RUSH ENTERPRISES                          COMMON  781846209    4,468,397    254,175       X
STRATASYS, INC                            COMMON  862685104    3,432,003    116,418       X
SUPERIOR ENERGY                           COMMON  868157108    2,889,703    107,865       X
TESSERA TECHNOLOGIES, INC.                COMMON  88164L100    1,886,721     58,813       X
TRADESTATION GROUP, INC.                  COMMON  89267P105    1,435,000    103,835       X
TRANSACTION SYSTEMS ARCHITECTS, INC       COMMON  893416107    3,311,225    106,095       X
US HOME SYSTEMS                           COMMON  90335C100    1,357,348    157,465       X
ULTRALIFE BATTERIES, INC.                 COMMON  903899102    1,573,290    122,435       X
UNIVERSAL TRUCKLOAD SERVICES, INC         COMMON  91388P105    2,011,515     80,300       X
VITRAN CORPORATION, INC.                  COMMON  92850E107    3,140,754    156,490       X
W-H ENERGY SERVICES, INC.                 COMMON  92925E108    4,415,410     99,245       X
                                      58                     168,868,908